15. STOCK OPTIONS AND WARRANTS (Details-Warrant Activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants
Number of Warrants Outstanding, Beginning	5,781,900	28,196,822
Number of Warrants Granted	0	4,416,667
Number of Warrants Exercised	0	0
Number of Warrants Forfeited	0	0
Number of Warrants Expired	(645,067)	(26,831,589)
Number of Warrants Outstanding, Ending	6,717,950	5,781,900
Number of Warrants Exercisable, Ending	6,717,950
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.17	$ 0.17
Weighted Average Exercise Price Granted	0.21	0.15
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Expired	0.25	0.16
Weighted Average Exercise Price Outstanding, Ending	0.17	$ 0.17
Weighted Average Exercise Price Exercisable	0.17
Weighted average grant date fair value	$ 0.13